INCOME TAX BENEFIT AND DEFERRED TAX LIABILITIES (Schedule of Loss/Profit before income tax) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of geographical areas [line items]
Total (loss)/profit before income tax for the year | ¥		¥ 24,163	¥ (5,645)	¥ (6,176)
USD [Member]
Disclosure of geographical areas [line items]
Total (loss)/profit before income tax for the year | $	$ 3,701
PRC
Disclosure of geographical areas [line items]
Total (loss)/profit before income tax for the year | ¥		(1,235)	(1,775)	(2,321)
PRC | USD [Member]
Disclosure of geographical areas [line items]
Total (loss)/profit before income tax for the year | $	(189)
VIRGIN ISLANDS, BRITISH
Disclosure of geographical areas [line items]
Total (loss)/profit before income tax for the year | ¥		25,442	(3,824)	(3,805)
VIRGIN ISLANDS, BRITISH | USD [Member]
Disclosure of geographical areas [line items]
Total (loss)/profit before income tax for the year | $	3,897
HONG KONG
Disclosure of geographical areas [line items]
Total (loss)/profit before income tax for the year | ¥		¥ (44)	¥ (46)	¥ (50)
HONG KONG | USD [Member]
Disclosure of geographical areas [line items]
Total (loss)/profit before income tax for the year | $	$ (7)